GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Goodwill Rollforward

($ millions)	2024	2023
Goodwill, beginning of year	275.9	203.9
Hammerhead acquisition	—	72.6
Impairment on assets held for sale	(25.5)	—
Southern Alberta disposition	(3.7)	—
Swan Hills disposition	(2.9)	—
Other dispositions	—	(0.6)
Goodwill, end of year	243.8	275.9

Schedule of Forecast Benchmark Commodity Prices and Exchange Rates for Impairment of Goodwill
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of goodwill at December 31, 2024:

	2025 (1)	2026	2027	2028	2029	2030	2031	2032	2033	2034	2035 (3)
WTI ($US/bbl) (2)	71.58	74.48	75.81	77.66	79.22	80.80	82.42	84.06	85.74	87.46	89.21
Exchange Rate ($US/$Cdn)	0.712	0.728	0.743	0.743	0.743	0.743	0.743	0.743	0.743	0.743	0.743
WTI ($Cdn/bbl)	100.53	102.31	102.03	104.52	106.62	108.75	110.93	113.14	115.40	117.71	120.07
AECO ($Cdn/mmbtu) (2)	2.36	3.33	3.48	3.69	3.76	3.83	3.91	3.99	4.07	4.15	4.23
(1)Effective January 1, 2025.
(2)The forecast benchmark commodity prices are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Benchmark commodity prices are assumed to increase by 2.0% in each year after 2035 to the end of the reserve life. Exchange rates are assumed constant at 0.743.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of goodwill at December 31, 2023:

	2024 (1)	2025	2026	2027	2028	2029	2030	2031	2032	2033	2034 (3)
WTI ($US/bbl) (2)	73.67	74.98	76.14	77.66	79.22	80.80	82.42	84.06	85.74	87.46	89.21
Exchange Rate ($US/$Cdn)	0.752	0.752	0.755	0.755	0.755	0.755	0.755	0.755	0.755	0.755	0.755
WTI ($Cdn/bbl)	97.97	99.71	100.85	102.86	104.93	107.02	109.17	111.34	113.56	115.84	118.16
AECO ($Cdn/mmbtu) (2)	2.20	3.37	4.05	4.13	4.21	4.30	4.38	4.47	4.56	4.65	4.74
(1)Effective January 1, 2024.
(2)The forecast benchmark commodity prices are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Benchmark commodity prices are assumed to increase by 2.0% in each year after 2034 to the end of the reserve life. Exchange rates are assumed constant at 0.755.